The Acquirers Fund
Schedule of Investments
July 31, 2021 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 97.5%
	Communications - 6.6%
19,930	Cisco Systems, Inc. ^	$1,103,524
16,358	eBay, Inc. ^	1,115,779
		2,219,303
	Consumer, Cyclical - 16.6%
9,620	Best Buy Company, Inc. ^	1,080,807
11,597	DR Horton, Inc. ^	1,106,702
10,999	Meritage Homes Corporation (a)	1,194,272
1,935	O'Reilly Automotive, Inc. (a)	1,168,430
19,392	PulteGroup, Inc.	1,064,039
		5,614,250
	Consumer, Non-Cyclical - 23.7%
4,362	Amgen, Inc.	1,053,597
16,637	Hologic, Inc. (a)	1,248,440
2,430	Humana, Inc.	1,034,840
3,985	Laboratory Corp of America Holdings (a)	1,180,158
7,816	Procter & Gamble Company	1,111,670
9,219	Quidel Corporation (a)	1,304,212
5,773	United Therapeutics Corporation (a)	1,050,282
		7,983,199
	Financial - 34.8% (b)
8,300	Allstate Corporation ^	1,079,415
8,108	Evercore, Inc. - Class A ^	1,071,878
31,475	Federated Hermes, Inc.	1,021,049
16,819	First American Financial Corporation ^	1,132,087
28,094	Janus Henderson Group plc	1,175,453
11,355	Progressive Corporation ^	1,080,542
10,219	Royal Bank of Canada ^	1,033,550
17,009	SEI Investments Company	1,034,147
5,416	T. Rowe Price Group, Inc.	1,105,730
66,778	UBS Group AG	1,100,501
35,931	Virtu Financial, Inc. - Class A	924,864
		11,759,216
	Industrial - 3.0%
2,728	Lockheed Martin Corporation ^	1,013,916

	Technology - 12.8%
36,702	HP, Inc. ^	1,059,587
18,771	Intel Corporation ^	1,008,378
13,329	NetApp, Inc. ^	1,060,855
13,579	Oracle Corporation	1,183,274
		4,312,094
	TOTAL COMMON STOCKS (Cost $29,957,242)	32,901,978

	SHORT-TERM INVESTMENTS - 0.0% (d)
5,000	First American Government Obligations Fund, Class X - 0.03% (c)	5,000
5,000	First American Treasury Obligations Fund, Class X - 0.01% (c)	5,000
	TOTAL SHORT-TERM INVESTMENTS (Cost $10,000)	10,000
	TOTAL INVESTMENTS (Cost $29,967,242) - 97.5%	32,911,978
	TOTAL SECURITIES SOLD SHORT (Proceeds $9,400,256) - (25.2)%	(8,511,924)
	Other Assets in Excess of Liabilities - 27.7%	9,362,365
	NET ASSETS - 100.0%	$33,762,419

	Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
(c)	Rate shown is the annualized seven-day yield as of July 31, 2021.
(d)	Represents less than 0.05% of net assets.
^	All or a portion of the security has been segregated as collateral for securities sold short. As of July 31, 2021, the value of these securities amounts to $6,403,995 or 19.0% of net assets.

The Acquirers Fund
Schedule of Securities Sold Short
July 31, 2021 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - (25.2)%
	Communications - (1.6)%
(5,307)	Lyft, Inc. - Class A (a)	$(293,583)
(4,924)	Squarespace, Inc. - Class A (a)	(249,302)
		(542,885)
	Consumer, Cyclical - (6.5)%
(13,981)	American Airlines Group, Inc. (a)	(284,933)
(2,168)	Cracker Barrel Old Country Store, Inc.	(295,238)
(7,154)	Harley-Davidson, Inc.	(283,442)
(3,907)	Hyatt Hotels Corporation - Class A (a)	(312,052)
(19,047)	Nikola Corporation (a)	(226,088)
(10,302)	Norwegian Cruise Line Holdings, Ltd. (a)	(247,557)
(3,644)	Royal Caribbean Cruises, Ltd. (a)	(280,114)
(5,675)	United Airlines Holdings, Inc. (a)	(265,136)
		(2,194,560)
	Consumer, Non-Cyclical - (11.9)%
(7,712)	2U, Inc. (a)	(334,701)
(5,173)	Agios Pharmaceuticals, Inc. (a)	(248,770)
(32,138)	Amicus Therapeutics, Inc. (a)	(298,562)
(4,768)	Arena Pharmaceuticals, Inc. (a)	(294,949)
(13,519)	Canopy Growth Corporation (a)	(255,644)
(37,051)	Coty, Inc. - Class A (a)	(323,455)
(36,920)	Cronos Group, Inc. (a)	(272,100)
(4,019)	HealthEquity, Inc. (a)	(297,326)
(1,874)	Mirati Therapeutics, Inc. (a)	(299,952)
(18,367)	Nektar Therapeutics (a)	(290,015)
(7,134)	PTC Therapeutics, Inc. (a)	(273,446)
(2,246)	Reata Pharmaceuticals, Inc. - Class A (a)	(281,446)
(22,915)	Sabre Corporation (a)	(270,168)
(1,993)	Teladoc Health, Inc. (a)	(295,861)
		(4,036,395)
	Energy - (0.8)%
(19,810)	NOV, Inc. (a)	(273,576)

	Financial - (1.8)%
(3,055)	Lemonade, Inc. (a)	(265,968)
(5,399)	Rexford Industrial Realty, Inc.	(332,147)
		(598,115)
	Industrial - (0.9)%
(1,311)	Boeing Company (a)	(296,915)

	Technology - (0.9)%
(4,374)	New Relic, Inc. (a)	(302,156)

	Utilities - (0.8)%
(30,412)	PG&E Corporation (a)	(267,322)
	TOTAL COMMON STOCKS (Proceeds $9,400,256)	(8,511,924)
	Total Securities Sold Short (Proceeds $9,400,256)	(8,511,924)

	Percentages are stated as a percent of net assets.
(a)	Non-income producing security.

Summary of Fair Value Disclosure at July 31, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2021:

Assets ^	Level 1	Level 2	Level 3	Total
Common Stocks	$32,901,978	$-	$-	$32,901,978
Short-Term Investments	10,000	-	-	10,000
Total Investments in Securities	$32,911,978	$-	$-	$32,911,978

Liabilities ^	Level 1	Level 2	Level 3	Total
Common Stocks	$8,511,924	$-	$-	$8,511,924
Total Securities Sold Short	$8,511,924	$-	$-	$8,511,924

^ See Schedule of Investments and Schedule of Securities Sold Short for breakout of investments by sector classification.

For the period ended July 31, 2021 the Fund did not recognize any transfers to or from Level 3.